Segment Information Segment Information - Selected Information for Cruise and Tour and Other Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Nov. 30, 2015	Nov. 30, 2014		Nov. 30, 2013
Segment Reporting Information [Line Items]
Revenues		$ 15,714	$ 15,884		$ 15,456
Operating costs and expenses		9,447	10,421		10,645
Selling and administrative		2,067	2,054		1,879
Depreciation and amortization		1,626	1,637		1,590
Operating income (loss)		2,574	1,772		1,329
Capital expenditures		2,294	2,583		2,149
Total assets		39,237	39,448		40,042
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	[1]	9,866	9,559	[2]	9,370	[2]
Operating costs and expenses	[1]	5,925	6,436	[2]	6,460	[2]
Selling and administrative	[1]	1,140	1,121	[2]	1,048	[2]
Depreciation and amortization	[1]	994	961	[2]	929	[2]
Operating income (loss)	[1]	1,807	1,041	[2]	933	[2]
Capital expenditures	[1]	854	1,315	[2]	1,350	[2]
Total assets	[1]	22,420	22,681	[2]	22,386	[2]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues		5,636	6,148		5,906
Operating costs and expenses		3,442	3,914		4,137
Selling and administrative		695	725		686
Depreciation and amortization		561	616		599
Operating income (loss)		938	893		471	[3]
Capital expenditures		1,265	1,054		642
Total assets		14,076	15,228		16,126
Cruise Support
Segment Reporting Information [Line Items]
Revenues		119	90		96
Operating costs and expenses		58	39		31
Selling and administrative		223	200		136
Depreciation and amortization		27	25		26
Operating income (loss)		(189)	(174)		(97)
Capital expenditures		162	156		108
Total assets		2,248	1,023		1,016
Tour and Other
Segment Reporting Information [Line Items]
Revenues	[1]	226	215		210
Operating costs and expenses	[1]	155	160		143
Selling and administrative	[1]	9	8		9
Depreciation and amortization	[1]	44	35		36
Operating income (loss)	[1]	18	12		22
Capital expenditures	[1]	13	58		49
Total assets	[1],[4]	493	516		514
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	[1]	(133)	(128)		(126)
Operating costs and expenses	[1]	$ (133)	$ (128)		$ (126)

[1]	A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”
[2]	.
[3]	Includes $13 million in 2013 of impairment charges related to Ibero’s trademarks.
[4]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.